PROPERTY, PLANT AND EQUIPMENT (PP&E) (Tables)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [abstract]
Disclosure of detailed information about property, plant and equipment [text block]
	Thousands of U.S. dollars
	Balance at December 31, 2018	Reclassification to right-of-use assets	Additions	Disposals	Transfers	Reclassifications between Intangible and PP&E	Translation differences	HyperinflationAdjustments	Balance at December 31, 2019
Cost
Buildings	12,129	-	236	(302)	-	-	(1,302)	651	11,412
Plant and machinery	8,187	-	95	(123)	(574)	-	(114)	-	7,471
Furniture, tools and other tangible assets	294,548	(24,427)	19,687	(10,801)	21,319	4,119	(3,227)	-	301,218
PP&E under construction	22,420	-	38,803	(163)	(20,929)	(16,742)	(8,510)	-	14,879
Total cost	337,284	(24,427)	58,821	(11,389)	(184)	(12,623)	(13,153)	651	334,980
Accumulated depreciation
Buildings	(4,425)	-	(107)	-	-	-	888	(361)	(4,005)
Plant and machinery	(6,332)	-	(741)	155	-	-	78	-	(6,840)
Furniture, tools and other tangible assets	(202,587)	18,629	(29,201)	866	184	-	4,867	-	(207,242)
Total accumulated depreciation	(213,344)	18,629	(30,049)	1,021	184	-	5,833	(361)	(218,087)
Property, plant and equipment	123,940	(5,798)	28,772	(10,368)	-	(12,623)	(7,320)	290	116,893

	Thousands of U.S. dollars
	Balance at December 31, 2017	Additions	Disposals	Transfers	Reclassifications between Intangible and PP&E	Translation differences	HyperinflationAdjustments	Balance at December 31, 2018
Cost
Buildings	11,443	-	(1)	-	-	(514)	1,201	12,129
Plant and machinery	8,659	55	(59)	-	-	(468)	-	8,187
Furniture, tools and other tangible assets	329,058	15,154	(18,204)	952	6,978	(39,390)	-	294,548
PP&E under construction	19,008	12,542	(963)	(5,314)	(13,327)	10,474	-	22,420
Total cost	368,168	27,751	(19,227)	(4,362)	(6,349)	(29,898)	1,201	337,284
Accumulated depreciation
Buildings	(3,878)	(396)	-	-	-	316	(467)	(4,425)
Plant and machinery	(5,687)	(1,010)	-	-	-	365	-	(6,332)
Furniture, tools and other tangible assets	(206,408)	(35,160)	18,749	-	-	20,232	-	(202,587)
Total accumulated depreciation	(215,973)	(36,566)	18,749	-	-	20,913	(467)	(213,344)
Property, plant and equipment	152,195	(8,815)	(478)	(4,362)	(6,349)	(8,985)	734	123,940